OPERATING SEGMENTS AND ENTITY WIDE DISCLOSURES (Reportable segment profit) (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Segment Reporting [Abstract]
Revenues		$ 51,790	$ 46,527	$ 46,695
Raw materials		13,404	12,209	11,661
Manufacturing		9,610	7,904	7,467
Salaries		22,215	18,828	16,787
Depreciation		2,104	1,546	1,317
Other segment items	[1]	3,636	1,816	3,110
Net income		$ 826	$ 4,224	$ 6,353

[1]	Other segment items comprised of other cost items included with cost of sales, research and development, selling, general and administrative, tax expenses and finance income.